EMPLOYEE BENEFIT PLANS _ Change in Projected Benefit Obligations and Change in Plan Assets (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
Change in Projected Benefit Obligation
Begin of the year	¥ 147
Current service cost	5
Interest cost	1
Contributions by plan participants	1
Actuarial loss (gain)	38
Foreign currency translation	3
Benefits paid	(7)
Settlements	(1)
Administrative Expenses, Taxes and Premiums Paid	0
Curtailments	(1)
Effect of other economic events	7
End of the year	193
Change in Plan Assets
Begin of the year	32
Actual return on plan assets	(2)
Foreign currency translation	1
Employer contributions	9
Employee contributions	1
Benefits paid	(8)
Other economic events	(27)
End of the year	6
Excess of defined benefit obligation over the fair value of plan assets	187
Accumulated benefit obligation	¥ 193